Portfolio of Investments
Multi-Manager Growth Strategies Fund, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 10.6%
Entertainment 2.3%
Activision Blizzard, Inc.	390,327	23,193,231
Netflix, Inc.(a)	4,242	1,372,584
Roku, Inc.(a)	70,522	9,442,896
Spotify Technology SA(a)	8,215	1,228,553
Take-Two Interactive Software, Inc.(a)	31,212	3,821,285
Walt Disney Co. (The)	101,164	14,631,349
Total		53,689,898
Interactive Media & Services 7.9%
Alphabet, Inc., Class A(a)	28,324	37,936,882
Alphabet, Inc., Class C(a)	28,616	38,260,164
Facebook, Inc., Class A(a)	529,334	108,645,804
Total		184,842,850
Media 0.4%
Cable One, Inc.	719	1,070,210
Charter Communications, Inc., Class A(a)	3,720	1,804,498
Comcast Corp., Class A	64,680	2,908,660
Interpublic Group of Companies, Inc. (The)	6,905	159,505
Nexstar Media Group, Inc., Class A	10,595	1,242,264
Sinclair Broadcast Group, Inc., Class A	60,275	2,009,568
Total		9,194,705
Total Communication Services		247,727,453
Consumer Discretionary 17.6%
Automobiles 0.0%
Tesla Motors, Inc.(a)	100	41,833
Distributors 0.1%
Pool Corp.	14,827	3,148,958
Diversified Consumer Services 0.9%
Grand Canyon Education, Inc.(a)	3,695	353,944
H&R Block, Inc.	93,160	2,187,397
New Oriental Education & Technology Group, Inc., ADR(a)	157,837	19,137,736
Total		21,679,077
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc.(a)	1,163	973,559
Darden Restaurants, Inc.	11,600	1,264,516
Domino’s Pizza, Inc.	4,045	1,188,340
Dunkin’ Brands Group, Inc.	19,980	1,509,289
Hilton Worldwide Holdings, Inc.	18,485	2,050,172
Planet Fitness, Inc., Class A(a)	206,268	15,404,094
Starbucks Corp.	300,237	26,396,837
Yum China Holdings, Inc.	318,333	15,283,167
Yum! Brands, Inc.	174,616	17,589,070
Total		81,659,044
Household Durables 0.3%
Lennar Corp., Class A	1,700	94,843
NVR, Inc.(a)	1,919	7,308,339
Tempur Sealy International, Inc.(a)	1,330	115,790
Total		7,518,972
Internet & Direct Marketing Retail 9.0%
Alibaba Group Holding Ltd., ADR(a)	375,968	79,742,813
Amazon.com, Inc.(a)	58,348	107,817,768
Booking Holdings, Inc.(a)	10,592	21,753,108
Total		209,313,689
Multiline Retail 0.3%
Dollar General Corp.	4,015	626,260
Nordstrom, Inc.	3,560	145,711
Target Corp.	45,440	5,825,862
Total		6,597,833
Specialty Retail 1.3%
AutoZone, Inc.(a)	5,653	6,734,475
Best Buy Co., Inc.	810	71,118
Burlington Stores, Inc.(a)	6,565	1,497,017
Five Below, Inc.(a)	1,835	234,623
Home Depot, Inc. (The)	32,644	7,128,797
Lowe’s Companies, Inc.	71,875	8,607,750
TJX Companies, Inc. (The)	72,030	4,398,152
Multi-Manager Growth Strategies Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	16,620	1,552,973
Williams-Sonoma, Inc.	1,985	145,778
Total		30,370,683
Textiles, Apparel & Luxury Goods 2.2%
Canada Goose Holdings, Inc.(a)	467,068	16,926,544
Carter’s, Inc.	3,487	381,269
lululemon athletica, Inc.(a)	10,371	2,402,649
Nike, Inc., Class B	300,948	30,489,042
Skechers U.S.A., Inc., Class A(a)	8,700	375,753
Total		50,575,257
Total Consumer Discretionary		410,905,346
Consumer Staples 6.1%
Beverages 2.9%
Coca-Cola Co. (The)	495,132	27,405,556
Monster Beverage Corp.(a)	521,369	33,133,000
PepsiCo, Inc.	48,275	6,597,745
Total		67,136,301
Food & Staples Retailing 0.5%
Costco Wholesale Corp.	22,518	6,618,490
Sprouts Farmers Market, Inc.(a)	202,905	3,926,212
Total		10,544,702
Food Products 0.8%
Danone SA, ADR	1,151,167	18,988,500
Household Products 1.7%
Colgate-Palmolive Co.	207,652	14,294,763
Kimberly-Clark Corp.	285	39,202
Procter & Gamble Co. (The)	203,553	25,423,770
Total		39,757,735
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	22,369	4,620,093
Herbalife Nutrition Ltd.(a)	18,470	880,465
Total		5,500,558
Total Consumer Staples		141,927,796
Energy 1.1%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	345,339	13,882,628
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.5%
Pioneer Natural Resources Co.	80,587	12,198,454
Total Energy		26,081,082
Financials 4.0%
Banks 0.3%
Prosperity Bancshares, Inc.	4,695	337,524
Western Alliance Bancorp	101,615	5,792,055
Total		6,129,579
Capital Markets 3.4%
Eaton Vance Corp.	32,415	1,513,456
Evercore, Inc., Class A	77,580	5,799,881
Factset Research Systems, Inc.	52,362	14,048,725
LPL Financial Holdings, Inc.	21,515	1,984,759
Moody’s Corp.	15,750	3,739,207
MSCI, Inc.	93,798	24,216,768
S&P Global, Inc.	27,744	7,575,499
SEI Investments Co.	326,297	21,365,927
Total		80,244,222
Consumer Finance 0.2%
American Express Co.	3,288	409,323
Discover Financial Services	225	19,084
OneMain Holdings, Inc.	10,425	439,414
Synchrony Financial	122,390	4,407,264
Total		5,275,085
Insurance 0.1%
Aon PLC	1,357	282,650
Brown & Brown, Inc.	24,650	973,182
Hanover Insurance Group, Inc. (The)	363	49,611
Kemper Corp.	17,962	1,392,055
Total		2,697,498
Total Financials		94,346,384
Health Care 19.0%
Biotechnology 5.6%
AbbVie, Inc.	182,865	16,190,867
Alexion Pharmaceuticals, Inc.(a)	152,838	16,529,430
Amgen, Inc.	101,762	24,531,765
Biogen, Inc.(a)	14,647	4,346,204
Exact Sciences Corp.(a)	180,744	16,715,205

2	Multi-Manager Growth Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gilead Sciences, Inc.	5,655	367,462
Incyte Corp.(a)	72,572	6,336,987
Ionis Pharmaceuticals, Inc.(a)	510	30,809
Neurocrine Biosciences, Inc.(a)	1,010	108,565
Regeneron Pharmaceuticals, Inc.(a)	66,412	24,936,378
Sarepta Therapeutics, Inc.(a)	133,107	17,176,127
Vertex Pharmaceuticals, Inc.(a)	17,620	3,857,899
Total		131,127,698
Health Care Equipment & Supplies 4.0%
Abbott Laboratories	43,280	3,759,301
Alcon, Inc.(a)	2,138	120,947
Align Technology, Inc.(a)	60,069	16,761,654
Boston Scientific Corp.(a)	80,563	3,643,059
DexCom, Inc.(a)	10,384	2,271,396
Edwards Lifesciences Corp.(a)	94,634	22,077,166
IDEXX Laboratories, Inc.(a)	71,304	18,619,613
Intuitive Surgical, Inc.(a)	10,418	6,158,601
ResMed, Inc.	5,190	804,294
Stryker Corp.	12,576	2,640,205
Varian Medical Systems, Inc.(a)	103,896	14,754,271
West Pharmaceutical Services, Inc.	10,711	1,610,185
Total		93,220,692
Health Care Providers & Services 1.9%
Anthem, Inc.	5,692	1,719,155
Chemed Corp.	8,516	3,740,738
HCA Healthcare, Inc.	35,710	5,278,295
UnitedHealth Group, Inc.	118,146	34,732,561
Total		45,470,749
Health Care Technology 0.9%
Cerner Corp.	238,412	17,497,057
Veeva Systems Inc., Class A(a)	18,350	2,581,111
Total		20,078,168
Life Sciences Tools & Services 1.2%
Bruker Corp.	52,630	2,682,551
Illumina, Inc.(a)	62,296	20,666,075
Pra Health Sciences, Inc.(a)	1,129	125,488
Thermo Fisher Scientific, Inc.	11,018	3,579,418
Total		27,053,532
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	430,002	27,601,828
Eli Lilly & Co.	40,741	5,354,590
Jazz Pharmaceuticals PLC(a)	640	95,539
Johnson & Johnson	42,640	6,219,897
Merck & Co., Inc.	237,893	21,636,368
Novartis AG, ADR	193,754	18,346,566
Novo Nordisk A/S, ADR	403,425	23,350,239
Roche Holding AG, ADR	609,418	24,800,266
Total		127,405,293
Total Health Care		444,356,132
Industrials 4.4%
Aerospace & Defense 0.9%
Boeing Co. (The)	6,978	2,273,153
Curtiss-Wright Corp.	24,725	3,483,505
HEICO Corp.	25,790	2,943,929
HEICO Corp., Class A	12,825	1,148,222
Hexcel Corp.	64,851	4,754,227
Huntington Ingalls Industries, Inc.	530	132,966
L3 Harris Technologies, Inc.	6,350	1,256,475
Lockheed Martin Corp.	13,534	5,269,869
Northrop Grumman Corp.	1,867	642,192
TransDigm Group, Inc.	242	135,520
Total		22,040,058
Air Freight & Logistics 1.0%
Expeditors International of Washington, Inc.	282,610	22,049,232
Airlines 0.1%
United Airlines Holdings, Inc.(a)	13,610	1,198,905
Building Products 0.1%
Allegion PLC	15,115	1,882,422
Armstrong World Industries, Inc.	12,175	1,144,085
Total		3,026,507
Commercial Services & Supplies 0.1%
Cintas Corp.	1,961	527,666
Copart, Inc.(a)	22,720	2,066,157
Republic Services, Inc.	3,520	315,497
Rollins, Inc.	2,205	73,118
Total		2,982,438

Multi-Manager Growth Strategies Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.0%
Quanta Services, Inc.	20,421	831,339
Electrical Equipment 0.5%
AMETEK, Inc.	7,705	768,497
Rockwell Automation, Inc.	56,362	11,422,886
Total		12,191,383
Industrial Conglomerates 0.2%
Honeywell International, Inc.	26,711	4,727,847
Roper Technologies, Inc.	623	220,685
Total		4,948,532
Machinery 1.0%
Deere & Co.	121,476	21,046,932
IDEX Corp.	3,123	537,156
Illinois Tool Works, Inc.	8,191	1,471,349
Woodward, Inc.	3,005	355,912
Total		23,411,349
Professional Services 0.1%
Robert Half International, Inc.	17,780	1,122,807
Verisk Analytics, Inc.	770	114,992
Total		1,237,799
Road & Rail 0.3%
Landstar System, Inc.	19,885	2,264,305
Union Pacific Corp.	23,436	4,236,995
Total		6,501,300
Trading Companies & Distributors 0.1%
MSC Industrial Direct Co., Inc., Class A	26,440	2,074,747
W.W. Grainger, Inc.	3,550	1,201,746
Total		3,276,493
Total Industrials		103,695,335
Information Technology 33.8%
Communications Equipment 1.3%
Cisco Systems, Inc.	597,934	28,676,915
Motorola Solutions, Inc.	6,633	1,068,841
Total		29,745,756
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.5%
CDW Corp.	17,120	2,445,421
Jabil, Inc.	194,155	8,024,426
Keysight Technologies, Inc.(a)	12,455	1,278,257
Total		11,748,104
IT Services 8.1%
Accenture PLC, Class A	20,613	4,340,479
Akamai Technologies, Inc.(a)	17,717	1,530,395
Automatic Data Processing, Inc.	59,921	10,216,531
Booz Allen Hamilton Holdings Corp.	8,760	623,099
EPAM Systems, Inc.(a)	440	93,350
Fidelity National Information Services, Inc.	8,254	1,148,049
Fiserv, Inc.(a)	12,970	1,499,721
FleetCor Technologies, Inc.(a)	7,507	2,159,914
Genpact Ltd.	990	41,748
Global Payments, Inc.	5,411	987,832
GoDaddy, Inc., Class A(a)	56,105	3,810,652
MasterCard, Inc., Class A	46,281	13,819,044
Paychex, Inc.	21,635	1,840,273
PayPal Holdings, Inc.(a)	246,631	26,678,075
Sabre Corp.	18,980	425,911
Square, Inc., Class A(a)	289,869	18,134,205
VeriSign, Inc.(a)	30,149	5,809,109
Visa, Inc., Class A	511,770	96,161,583
Total		189,319,970
Semiconductors & Semiconductor Equipment 6.3%
Analog Devices, Inc.	205	24,362
Applied Materials, Inc.	390,188	23,817,076
Broadcom, Inc.	20,425	6,454,708
Entegris, Inc.	19,285	965,986
Lam Research Corp.	20,610	6,026,364
Monolithic Power Systems, Inc.	6,794	1,209,468
NVIDIA Corp.	258,730	60,879,169
QUALCOMM, Inc.	390,387	34,443,845
Teradyne, Inc.	78,595	5,359,393
Texas Instruments, Inc.	30,166	3,869,996
Universal Display Corp.	14,232	2,932,788
Total		145,983,155

4	Multi-Manager Growth Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 14.2%
Adobe, Inc.(a)	98,368	32,442,750
Alteryx, Inc., Class A(a)	2,225	222,656
ANSYS, Inc.(a)	9,084	2,338,313
Aspen Technology, Inc.(a)	225	27,209
Atlassian Corp. PLC, Class A(a)	13,100	1,576,454
Autodesk, Inc.(a)	208,407	38,234,348
Cadence Design Systems, Inc.(a)	62,845	4,358,929
Dropbox, Inc., Class A(a)	15,200	272,232
Fair Isaac Corp.(a)	4,093	1,533,565
Fortinet, Inc.(a)	45,030	4,807,403
Intuit, Inc.	67,041	17,560,049
Manhattan Associates, Inc.(a)	45,190	3,603,903
Microsoft Corp.	633,474	99,898,850
Oracle Corp.	925,431	49,029,334
Paycom Software, Inc.(a)	4,833	1,279,585
Proofpoint, Inc.(a)	5,435	623,829
RingCentral, Inc., Class A(a)	2,100	354,207
Salesforce.com, Inc.(a)	173,624	28,238,207
ServiceNow, Inc.(a)	91,270	25,767,346
Splunk, Inc.(a)	134,054	20,077,268
Zscaler, Inc.(a)	740	34,410
Total		332,280,847
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	255,648	75,071,035
NCR Corp.(a)	47,065	1,654,806
NetApp, Inc.	37,220	2,316,945
Total		79,042,786
Total Information Technology		788,120,618
Materials 0.8%
Chemicals 0.5%
CF Industries Holdings, Inc.	195	9,309
NewMarket Corp.	6,016	2,926,904
Scotts Miracle-Gro Co. (The), Class A	75,460	8,012,343
Sherwin-Williams Co. (The)	2,068	1,206,761
Total		12,155,317
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.3%
Eagle Materials, Inc.	38,990	3,534,834
Vulcan Materials Co.	13,660	1,966,903
Total		5,501,737
Metals & Mining 0.0%
Southern Copper Corp.	3,460	146,981
Total Materials		17,804,035
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.7%
American Tower Corp.	36,717	8,438,301
Brookfield Property REIT, Inc.	3,175	58,563
Crown Castle International Corp.	20,500	2,914,075
CubeSmart	5,955	187,463
Equinix, Inc.	1,182	689,934
Life Storage, Inc.	8,095	876,527
Public Storage	3,395	722,999
Simon Property Group, Inc.	8,192	1,220,280
Taubman Centers, Inc.	32,455	1,009,026
Total		16,117,168
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	24,270	1,487,508
Total Real Estate		17,604,676
Total Common Stocks (Cost $1,668,804,163)		2,292,568,857

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.699%(b),(c)	41,490,534	41,486,385
Total Money Market Funds (Cost $41,489,430)		41,486,385
Total Investments in Securities (Cost: $1,710,293,593)		2,334,055,242
Other Assets & Liabilities, Net		386,898
Net Assets		2,334,442,140

Multi-Manager Growth Strategies Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.699%
	12,497,720	689,355,296	(660,362,482)	41,490,534	71	(3,045)	436,923	41,486,385
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Multi-Manager Growth Strategies Fund | Quarterly Report 2019